Balance Sheet Components - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 13,221	$ 10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)
Total property and equipment, net	7,069	5,548
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,078	4,459
Capitalized product development costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,230	2,998
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	974	630
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,314	2,041
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11
Equipment not yet in service [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 614